Financial Assets and Liabilities - Maturity Analysis of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total Issues	€ 47,375
Loans and other payables	8,900	€ 11,398
Total	52,089	53,440
Telefonica, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	41,288
Promissory notes & commercial paper	2,406
Total Issues	43,694
Loans and other payables	8,900
Derivative instruments (Note 16)	3,152
Total	55,746	€ 60,361
Telefonica, S.A. | 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	5,313
Promissory notes & commercial paper	2,107
Total Issues	7,420
Loans and other payables	1,714
Derivative instruments (Note 16)	280
Total	9,414
Telefonica, S.A. | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,599
Promissory notes & commercial paper	0
Total Issues	3,599
Loans and other payables	2,250
Derivative instruments (Note 16)	214
Total	6,063
Telefonica, S.A. | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	5,108
Promissory notes & commercial paper	112
Total Issues	5,220
Loans and other payables	819
Derivative instruments (Note 16)	824
Total	6,863
Telefonica, S.A. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,760
Promissory notes & commercial paper	0
Total Issues	4,760
Loans and other payables	918
Derivative instruments (Note 16)	453
Total	6,131
Telefonica, S.A. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,903
Promissory notes & commercial paper	0
Total Issues	4,903
Loans and other payables	531
Derivative instruments (Note 16)	185
Total	5,619
Telefonica, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	17,605
Promissory notes & commercial paper	187
Total Issues	17,792
Loans and other payables	2,668
Derivative instruments (Note 16)	1,196
Total	21,656
Telefonica, S.A. | Non-current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	35,975
Promissory notes & commercial paper	299
Total Issues	36,274
Loans and other payables	7,186
Derivative instruments (Note 16)	2,872
Total	€ 46,332